Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments - Schedule of Derivative Liabilities at Fair value (Table)

Derivative Assets/(Liabilities):

Effective Date	Termination Date	Notional Amount in EURO	Notional Amount in United States Dollars	Fixed Rate the Partnership receives in EURO	Fixed Rate the Partnership pays in United States Dollars	Fair Value December 31, 2021 in United States Dollars
21/10/2021	21/10/2025	120,000	139,716	2.65%	3.655%	(2,552)
21/10/2021	21/10/2025	30,000	34,929	2.65%	3.690%	(615)
Total Fair Value						(3,167)

Financial Instruments - Fair value measurements on a recurring basis (Table)

Items Measured at Fair Value on a recurring Basis - Fair Value Measurements
	Quoted prices in active markets for identical assets	Significant other Observable inputs	Unobservable Inputs
Recurring Measurements 2021:	Level 1	Level 2	Level 3	Loss
Cross Currency SWAPs	$—	$3,167	$—	$3,167